SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Schedule of information on reportable segments

For the fiscal year ended December 31, 2023

USD million	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation [7]	Group
Revenue	1,592.8	1,667.8	1,107.8	—	(4,368.4)
Depreciation and amortization	92.1	94.7	27.7	6.4	220.9

Adjusted operating profit	314.4	151.3	30.6	(63.7)	432.7
Adjustments
PPA [1]					(42.7)
Restructuring expenses [2]					(2.3)
Impairment losses on goodwill and intangible assets [3]					0.0
Expenses related to transaction activities [4]					(33.9)
Expenses related to certain legal proceedings [5]					(3.3)
Share-based payments [6]					(47.9)
Finance cost					(413.4)
Finance income					6.4
Loss before tax					(104.6)

1	Purchase Price Adjustments (PPA) include amortizations and depreciations on the fair value adjustments of intangible and tangible assets resulting from the Acquisitions.
2	Includes expenses for restructuring from exit and termination events.
3	Includes impairment losses on goodwill and intangible assets.
4	Includes advisory fees in connection with M&A activities and the IPO.
5	Includes expenses related to certain significant legal proceedings.
6	Included expenses for the share-based payments.
7	Includes corporate expenses, which have not been allocated to the reportable segments.

For the fiscal year ended December 31, 2022

USD million	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation [6]	Group
Revenue	1,095.5	1,416.5	1,036.7	—	3,548.8
Depreciation and amortization	79.7	84.4	23.4	6.8	194.3

Adjusted operating profit	171.4	117.6	60.9	(48.9)	301.0
Adjustments
PPA [1]					(42.3)
Restructuring expenses [2]					(5.8)
Impairment losses on goodwill and intangible assets [3]					(198.1)
Expenses related to transaction activities [4]					(0.3)
Expenses related to certain legal proceedings [5]					(3.9)
Finance cost					(236.5)
Finance income					3.3
Loss before tax					(182.6)

1	Purchase Price Adjustments (PPA) include amortizations and depreciations on the fair value adjustments of intangible and tangible assets resulting from the
2	Includes expenses for restructuring from exit and termination events.
3	Includes impairment losses on goodwill and intangible assets.
4	Includes advisory fees in connection with M&A activities and the IPO.
5	Includes expenses related to certain significant legal proceedings.
6	Includes corporate expenses, which have not been allocated to the reportable segments.

For the fiscal year ended December 31, 2021

USD million	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation [6]	Group
Revenue	950.7	1,235.7	880.1	—	3,066.5
Depreciation and amortization	73.6	95.9	20.4	5.8	195.7

Adjusted operating profit	164.2	91.7	57.2	(42.6)	270.6
Adjustments
PPA [1]					(49.5)
Restructuring expenses [2]					(33.6)
Impairment losses on goodwill and intangible assets [3]					—
Expenses related to transaction activities [4]					(0.6)
Expenses related to certain legal proceedings [5]					—
Finance cost					(279.0)
Finance income					2.3
Loss before tax					(89.8)

1	Purchase Price Adjustments (PPA) include amortizations and depreciations on the fair value adjustments of intangible and tangible assets resulting from the
2	Includes expenses for restructuring from exit and termination events.
3	Includes impairment losses on goodwill and intangible assets.
4	Includes advisory fees in connection with M&A activities and the IPO.
5	Includes expenses related to certain significant legal proceedings.
6	Includes corporate expenses, which have not been allocated to the reportable segments.